Shareholder Report	12 Months Ended
Nov. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Legg Mason Partners Investment Trust
Entity Central Index Key	0000880366
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
Class A
Shareholder Report [Line Items]
Fund Name	ClearBridge Large Cap Growth Fund
Class Name	Class A
Trading Symbol	SBLGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Large Cap Growth Fund for the period December 1, 2023, to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$119	1.01%
[1]
Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended November 30, 2024, Class A shares of ClearBridge Large Cap Growth Fund returned 35.39%. The Fund compares its performance to the Russell 1000 Growth Index, which returned 38.04% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Netflix, a popular video streaming service within the communication services sector, stock was boosted by results that consistently outperformed expectations due to strong subscriber growth, success in its enforcement of paid sharing of subscriptions, continued growth in its advertising business and improved new programming.

↑
Eaton, a diversified power company within the industrials sector whose products enable the electrification of the power grid, saw its shares rise as artificial intelligence drove demand for electricity at data centers that are equipped for high electricity use cases.

↑
Intuitive Surgical, a maker of robotic instruments for surgery within the health care sector, had a well-received launch of an innovative new daVinci robot along with improved sales and earnings growth that lifted its stock.

Top detractors from performance:
↓
Estee Lauder, a cosmetics and skin care products manufacturer within the consumer staples sector, stock fell sharply due to continued execution challenges, headwinds from China, inventory clearance and share loss within the U.S. The Fund exited the position amid low visibility to profit recovery and executive leadership turnover.

↓
Adobe, a design and marketing software company within the information technology sector, as the software industry had been hurt by a weak economic backdrop, especially among smaller customers, as well as reduced contract renewals. The company struggled due to disappointing results over the period.

↓
Thermo Fisher Scientific, a provider of tools and instruments for medical, scientific and industrial applications within the health care sector, as its revenue growth rates had been negatively affected by weaker biotech spending, R&D rationalization efforts among larger pharmaceutical companies and a weak spending environment in China.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended November 30, 2024

	1 Year	5 Year	10 Year
Class A	35.39	15.53	14.40
Class A (with sales charge)	27.94	14.17	13.72
Russell 3000 Index	34.49	15.23	12.89
Russell 1000 Growth Index	38.04	19.46	16.55

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 12,394,038,094
Holdings Count | $ / shares	43	[2]
Advisory Fees Paid, Amount	$ 69,823,024
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2024)

Total Net Assets	$12,394,038,094
Total Number of Portfolio Holdings*	43
Total Management Fee Paid	$69,823,024
Portfolio Turnover Rate	16%
[2]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	ClearBridge Large Cap Growth Fund
Class Name	Class C
Trading Symbol	SLCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Large Cap Growth Fund for the period December 1, 2023, to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$202	1.72%
[3]
Expenses Paid, Amount	$ 202
Expense Ratio, Percent	1.72%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended November 30, 2024, Class C shares of ClearBridge Large Cap Growth Fund returned 34.42%. The Fund compares its performance to the Russell 1000 Growth Index, which returned 38.04% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Netflix, a popular video streaming service within the communication services sector, stock was boosted by results that consistently outperformed expectations due to strong subscriber growth, success in its enforcement of paid sharing of subscriptions, continued growth in its advertising business and improved new programming.

↑
Eaton, a diversified power company within the industrials sector whose products enable the electrification of the power grid, saw its shares rise as artificial intelligence drove demand for electricity at data centers that are equipped for high electricity use cases.

↑
Intuitive Surgical, a maker of robotic instruments for surgery within the health care sector, had a well-received launch of an innovative new daVinci robot along with improved sales and earnings growth that lifted its stock.

Top detractors from performance:
↓
Estee Lauder, a cosmetics and skin care products manufacturer within the consumer staples sector, stock fell sharply due to continued execution challenges, headwinds from China, inventory clearance and share loss within the U.S. The Fund exited the position amid low visibility to profit recovery and executive leadership turnover.

↓
Adobe, a design and marketing software company within the information technology sector, as the software industry had been hurt by a weak economic backdrop, especially among smaller customers, as well as reduced contract renewals. The company struggled due to disappointing results over the period.

↓
Thermo Fisher Scientific, a provider of tools and instruments for medical, scientific and industrial applications within the health care sector, as its revenue growth rates had been negatively affected by weaker biotech spending, R&D rationalization efforts among larger pharmaceutical companies and a weak spending environment in China.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended November 30, 2024

	1 Year	5 Year	10 Year
Class C	34.42	14.72	13.59
Russell 3000 Index	34.49	15.23	12.89
Russell 1000 Growth Index	38.04	19.46	16.55

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 12,394,038,094
Holdings Count | $ / shares	43	[4]
Advisory Fees Paid, Amount	$ 69,823,024
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2024)

Total Net Assets	$12,394,038,094
Total Number of Portfolio Holdings*	43
Total Management Fee Paid	$69,823,024
Portfolio Turnover Rate	16%
[4]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	ClearBridge Large Cap Growth Fund
Class Name	Class R
Trading Symbol	LMPLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Large Cap Growth Fund for the period December 1, 2023, to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$156	1.33%
[5]
Expenses Paid, Amount	$ 156
Expense Ratio, Percent	1.33%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended November 30, 2024, Class R shares of ClearBridge Large Cap Growth Fund returned 34.96%. The Fund compares its performance to the Russell 1000 Growth Index, which returned 38.04% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Netflix, a popular video streaming service within the communication services sector, stock was boosted by results that consistently outperformed expectations due to strong subscriber growth, success in its enforcement of paid sharing of subscriptions, continued growth in its advertising business and improved new programming.

↑
Eaton, a diversified power company within the industrials sector whose products enable the electrification of the power grid, saw its shares rise as artificial intelligence drove demand for electricity at data centers that are equipped for high electricity use cases.

↑
Intuitive Surgical, a maker of robotic instruments for surgery within the health care sector, had a well-received launch of an innovative new daVinci robot along with improved sales and earnings growth that lifted its stock.

Top detractors from performance:
↓
Estee Lauder, a cosmetics and skin care products manufacturer within the consumer staples sector, stock fell sharply due to continued execution challenges, headwinds from China, inventory clearance and share loss within the U.S. The Fund exited the position amid low visibility to profit recovery and executive leadership turnover.

↓
Adobe, a design and marketing software company within the information technology sector, as the software industry had been hurt by a weak economic backdrop, especially among smaller customers, as well as reduced contract renewals. The company struggled due to disappointing results over the period.

↓
Thermo Fisher Scientific, a provider of tools and instruments for medical, scientific and industrial applications within the health care sector, as its revenue growth rates had been negatively affected by weaker biotech spending, R&D rationalization efforts among larger pharmaceutical companies and a weak spending environment in China.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended November 30, 2024

	1 Year	5 Year	10 Year
Class R	34.96	15.17	14.06
Russell 3000 Index	34.49	15.23	12.89
Russell 1000 Growth Index	38.04	19.46	16.55

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 12,394,038,094
Holdings Count | $ / shares	43	[6]
Advisory Fees Paid, Amount	$ 69,823,024
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2024)

Total Net Assets	$12,394,038,094
Total Number of Portfolio Holdings*	43
Total Management Fee Paid	$69,823,024
Portfolio Turnover Rate	16%
[6]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class I
Shareholder Report [Line Items]
Fund Name	ClearBridge Large Cap Growth Fund
Class Name	Class I
Trading Symbol	SBLYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Large Cap Growth Fund for the period December 1, 2023, to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$86	0.73%
[7]
Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended November 30, 2024, Class I shares of ClearBridge Large Cap Growth Fund returned 35.78%. The Fund compares its performance to the Russell 1000 Growth Index, which returned 38.04% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Netflix, a popular video streaming service within the communication services sector, stock was boosted by results that consistently outperformed expectations due to strong subscriber growth, success in its enforcement of paid sharing of subscriptions, continued growth in its advertising business and improved new programming.

↑
Eaton, a diversified power company within the industrials sector whose products enable the electrification of the power grid, saw its shares rise as artificial intelligence drove demand for electricity at data centers that are equipped for high electricity use cases.

↑
Intuitive Surgical, a maker of robotic instruments for surgery within the health care sector, had a well-received launch of an innovative new daVinci robot along with improved sales and earnings growth that lifted its stock.

Top detractors from performance:
↓
Estee Lauder, a cosmetics and skin care products manufacturer within the consumer staples sector, stock fell sharply due to continued execution challenges, headwinds from China, inventory clearance and share loss within the U.S. The Fund exited the position amid low visibility to profit recovery and executive leadership turnover.

↓
Adobe, a design and marketing software company within the information technology sector, as the software industry had been hurt by a weak economic backdrop, especially among smaller customers, as well as reduced contract renewals. The company struggled due to disappointing results over the period.

↓
Thermo Fisher Scientific, a provider of tools and instruments for medical, scientific and industrial applications within the health care sector, as its revenue growth rates had been negatively affected by weaker biotech spending, R&D rationalization efforts among larger pharmaceutical companies and a weak spending environment in China.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended November 30, 2024

	1 Year	5 Year	10 Year
Class I	35.78	15.87	14.74
Russell 3000 Index	34.49	15.23	12.89
Russell 1000 Growth Index	38.04	19.46	16.55

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 12,394,038,094
Holdings Count | $ / shares	43	[8]
Advisory Fees Paid, Amount	$ 69,823,024
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2024)

Total Net Assets	$12,394,038,094
Total Number of Portfolio Holdings*	43
Total Management Fee Paid	$69,823,024
Portfolio Turnover Rate	16%
[8]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class IS
Shareholder Report [Line Items]
Fund Name	ClearBridge Large Cap Growth Fund
Class Name	Class IS
Trading Symbol	LSITX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Large Cap Growth Fund for the period December 1, 2023, to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IS	$75	0.64%
[9]
Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended November 30, 2024, Class IS shares of ClearBridge Large Cap Growth Fund returned 35.90%. The Fund compares its performance to the Russell 1000 Growth Index, which returned 38.04% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Netflix, a popular video streaming service within the communication services sector, stock was boosted by results that consistently outperformed expectations due to strong subscriber growth, success in its enforcement of paid sharing of subscriptions, continued growth in its advertising business and improved new programming.

↑
Eaton, a diversified power company within the industrials sector whose products enable the electrification of the power grid, saw its shares rise as artificial intelligence drove demand for electricity at data centers that are equipped for high electricity use cases.

↑
Intuitive Surgical, a maker of robotic instruments for surgery within the health care sector, had a well-received launch of an innovative new daVinci robot along with improved sales and earnings growth that lifted its stock.

Top detractors from performance:
↓
Estee Lauder, a cosmetics and skin care products manufacturer within the consumer staples sector, stock fell sharply due to continued execution challenges, headwinds from China, inventory clearance and share loss within the U.S. The Fund exited the position amid low visibility to profit recovery and executive leadership turnover.

↓
Adobe, a design and marketing software company within the information technology sector, as the software industry had been hurt by a weak economic backdrop, especially among smaller customers, as well as reduced contract renewals. The company struggled due to disappointing results over the period.

↓
Thermo Fisher Scientific, a provider of tools and instruments for medical, scientific and industrial applications within the health care sector, as its revenue growth rates had been negatively affected by weaker biotech spending, R&D rationalization efforts among larger pharmaceutical companies and a weak spending environment in China.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended November 30, 2024

	1 Year	5 Year	10 Year
Class IS	35.90	15.98	14.84
Russell 3000 Index	34.49	15.23	12.89
Russell 1000 Growth Index	38.04	19.46	16.55

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 12,394,038,094
Holdings Count | $ / shares	43	[10]
Advisory Fees Paid, Amount	$ 69,823,024
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2024)

Total Net Assets	$12,394,038,094
Total Number of Portfolio Holdings*	43
Total Management Fee Paid	$69,823,024
Portfolio Turnover Rate	16%
[10]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class O
Shareholder Report [Line Items]
Fund Name	ClearBridge Large Cap Growth Fund
Class Name	Class O
Trading Symbol	LCMMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Large Cap Growth Fund for the period December 1, 2023, to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class O	$80	0.68%
[11]
Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended November 30, 2024, Class O shares of ClearBridge Large Cap Growth Fund returned 35.84%. The Fund compares its performance to the Russell 1000 Growth Index, which returned 38.04% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Netflix, a popular video streaming service within the communication services sector, stock was boosted by results that consistently outperformed expectations due to strong subscriber growth, success in its enforcement of paid sharing of subscriptions, continued growth in its advertising business and improved new programming.

↑
Eaton, a diversified power company within the industrials sector whose products enable the electrification of the power grid, saw its shares rise as artificial intelligence drove demand for electricity at data centers that are equipped for high electricity use cases.

↑
Intuitive Surgical, a maker of robotic instruments for surgery within the health care sector, had a well-received launch of an innovative new daVinci robot along with improved sales and earnings growth that lifted its stock.

Top detractors from performance:
↓
Estee Lauder, a cosmetics and skin care products manufacturer within the consumer staples sector, stock fell sharply due to continued execution challenges, headwinds from China, inventory clearance and share loss within the U.S. The Fund exited the position amid low visibility to profit recovery and executive leadership turnover.

↓
Adobe, a design and marketing software company within the information technology sector, as the software industry had been hurt by a weak economic backdrop, especially among smaller customers, as well as reduced contract renewals. The company struggled due to disappointing results over the period.

↓
Thermo Fisher Scientific, a provider of tools and instruments for medical, scientific and industrial applications within the health care sector, as its revenue growth rates had been negatively affected by weaker biotech spending, R&D rationalization efforts among larger pharmaceutical companies and a weak spending environment in China.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended November 30, 2024

	1 Year	5 Year	Since Inception (12/19/2014)
Class O	35.84	15.92	14.81
Russell 3000 Index	34.49	15.23	12.92
Russell 1000 Growth Index	38.04	19.46	16.69

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 12,394,038,094
Holdings Count | $ / shares	43	[12]
Advisory Fees Paid, Amount	$ 69,823,024
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2024)

Total Net Assets	$12,394,038,094
Total Number of Portfolio Holdings*	43
Total Management Fee Paid	$69,823,024
Portfolio Turnover Rate	16%
[12]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
*	Does not include derivatives, except purchased options, if any.

[9]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[10]
*	Does not include derivatives, except purchased options, if any.

[11]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[12]
*	Does not include derivatives, except purchased options, if any.